STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (2,000,196)	$ (1,618,057)	$ (2,075,000)	$ (1,266,693)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	39,046	38,221	51,484	46,444
Loss on the sale other asset		36,626	36,626	10,050
Loss on debt modification		131,944	131,944
Amortization			480,532
Amortization of original issue discount		22,500
Amortization of debt discount	294,888	308,534
Amortization of debt offering costs		20,000	20,000
Derivative expense		66,980	66,980
Stock issued for services - related party	159,930	183,693
Stock issued for services	407,000	194,215	465,424	518,227
Change in fair value of derivative liability		44,661	141,756
Changes in:
Deferred rent	(1,705)	(696)	(1,265)	752
Accounts receivable	34,853	59,200	17,024	(59,200)
Inventory		4,292	4,641	(7,001)
Prepaid expense		1,697	1,697	(1,697)
(Increase) decrease in other receivable	7,323	(7,323)
Accounts payable and accrued expenses	41,572	24,669	15,763	34,956
Increase (decrease) in accrued payroll	(3,420)	4,327
Increase in costs and estimated earnings in excess of billings	(20,155)	15,049	224	19,931
Decrease in accrued compensation		(3,470)
Net cash used in operating activities	(1,040,864)	(472,939)	(662,170)	(704,230)
Cash flows from investing activities
Proceeds from sale of equipment		10,000	10,000	9,250
Purchase of equipment and software	(550)	(6,988)	(12,294)	(77,045)
Net cash used in investing activities	(550)	3,012	(2,294)	(67,795)
Cash flows from financing activities
Proceeds from notes payable			675,000	36,100
Proceeds from convertible note payable, less offerings costs and OID costs paid		230,000
Payments on notes payable	(230,526)	(4,539)	(208,223)	(2,838)
Repayment of convertible note	(175,000)	(201,093)
Proceeds from demand note payable, less OID costs paid	250,000	204,000
Issuance of preferred stock for cash	300,001	125,000	125,000
Issuance of common stock for cash	824,000	50,000	50,000	428,000
Net cash provided by financing activities	968,474	403,368	641,777	461,262
Decrease cash and cash equivalents	(72,940)	(66,559)	(22,687)	(310,763)
Cash and cash equivalents at beginning of period	78,219	100,906	100,906	411,669
Cash and cash equivalents at end of period	5,279	34,347	78,219	100,906
Cash paid during the period for:
Interest	1,917	2,405	3,481	1,482
Income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion feature	$ 95,333	154,416	333,900
Shares issued for debt issuance costs		$ 143,500	143,500
Shares issued on conversion of convertible debt			$ 203,351